ASSETS HELD FOR SALE AND DISPOSITIONS - Disposals - Additional Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
DISPOSITIONS
Broker commissions, legal and advisory costs	$ 800	$ 900
Gross proceeds	36,793	$ 31,300
Financial assets available-for-sale	$ 64,600